Finance income and charges - Contribution of the group's Venezuelan operations (Details) £ in Millions	6 Months Ended
	Dec. 31, 2020 GBP (£) ves / £	Dec. 31, 2019 GBP (£) ves / £	Jun. 30, 2020 GBP (£)
Disclosure of geographical areas [line items]
Net sales	£ 6,874	£ 7,200
Operating profit	2,239	2,442
Other finance income - hyperinflation adjustment	(8)	0
Net cash inflow from operating activities	2,496	1,988
Net assets	8,378	9,230	£ 8,440
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit	0	0
Other finance income - hyperinflation adjustment	2	3
Net cash inflow from operating activities	0	0
Net assets	39	48
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	4	4
Operating profit	11	11
Other finance income - hyperinflation adjustment	100	132
Net cash inflow from operating activities	9	7
Net assets	£ 1,656	£ 2,000
Venezuelan bolivar soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	64,166,658	2,525,956
Venezuelan bolivar soberano | Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	1,504,240	61,213